Dividends - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 $ / shares	Mar. 31, 2023 CAD ($)
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares			$ 27.9
Common Share [Member]
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares per share | $ / shares		$ 0.05
Dividends paid, ordinary shares	$ 27.9		$ 30.7